Note 12 - Other Borrowed Money - Aggregate Stated Maturities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
	$ 44,000,000	$ 46,000,000
Other Borrowings [Member]
2019	5,000,000
2020	2,500,000
2021
2022	18,000,000
2023	6,000,000
2024 and Thereafter	12,500,000
	$ 44,000,000